Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

Note 12    Related party transactions

Transactions with the French State and affiliated bodies

The French State, either directly or through Bpifrance Participations, is one of the main shareholders of Orange SA.

The communication services provided to the French State are awarded as part of a competitive process arranged by each department according to the nature of the service. They have no material impact on consolidated revenues.

Orange does not purchase goods or services from the French State (either directly or via Bpifrance Participations), except for the use of spectrum resources. These resources are allocated after a competitive process.

Transactions with the main associates and joint ventures

The transactions between the Group and its associates and joint ventures are reflected as follows in Orange’s Consolidated Financial Statements:

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Assets
Non-current financial assets	43	43	43
Trade receivables	226	254	417
o/w Orange Concessions(1)	177	209	372
Current financial assets	10	12	12
Other current assets	16	40	52

Liabilities
Current financial liabilities	3	—	—
Trade payables	13	11	14
Other current liabilities	1	2	1
Customer contract liabilities	204	154	153
o/w Swiatlowod Inwestycje Sp.z o.o.(2)	202	146	151

Income statement
Revenue	639	726	139
o/w Orange Concessions	600	705	124
Operating income	588	700	135
Finance costs, net	—	2	1
Net income	588	702	129

(1)	Transactions between the Group and Orange Concessions mainly comprise Orange SA receivables from Orange Concessions in relation with fiber deployment and maintenance activities operated by the Group.
(2)	Customer contract liabilities mainly correspond to the recognition of deferred income by Orange Polska in connection with the prepayment of services provided to the FiberCo in Poland.

Accounting policies

Orange group’s related parties are listed below:

–  the Group’s key management personnel and their families (see Note 6.4);

–  the French State, Bpifrance Participations, central State departments and companies controlled by the French state (see Notes 10 and 15);

–  associates, joint ventures and companies in which the Group holds a significant stake (see Note 11);

–  shareholders legal entities exercising ultimate control, joint control or significant influence over subsidiaries and affiliates.